Investments: Unrealized Gain (Loss) on Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net unrealized investment gains included in AOCI	$ 269	$ 423	$ 2,687
Debt Securities
Net unrealized investment gains included in AOCI	412	671	4,154
DeferredIncomeTaxesMember
Net unrealized investment gains included in AOCI	$ (143)	$ (248)	$ (1,467)